Details of Significant Accounts - Financial liabilities at FV, warrant liabilities, additional information (Details)	6 Months Ended
Jun. 30, 2026 $ / shares shares
Financial instruments
Class of warrant or right minimum threshold written notice period for redemption of warrants	30 days
Public warrants and forward purchase warrants | Redemption of warrants when price per share of perfect class A ordinary shares equals or exceeds 18.00
Financial instruments
Class of warrant or right redemption of warrants or rights stock price trigger (in dollars per share)	$ 18.00
Public warrants and forward purchase warrants | Redemption of warrants when price per share of Class A ordinary shares equals or exceeds 10.00
Financial instruments
Class of warrant or right redemption of warrants or rights stock price trigger (in dollars per share)	10.00
Private placement warrants | Redemption of warrants when price per share of perfect class A ordinary shares equals or exceeds 18.00
Financial instruments
Class of warrant or right redemption of warrants or rights stock price trigger (in dollars per share)	18.00
Private placement warrants | Redemption of warrants when price per share of Class A ordinary shares equals or exceeds 10.00
Financial instruments
Class of warrant or right redemption of warrants or rights stock price trigger (in dollars per share)	$ 10.00
Warrant liabilities
Financial instruments
Perfect warrants outstanding (in shares) | shares	20,850,000
Warrant liabilities | Public warrants
Financial instruments
Perfect warrants outstanding (in shares) | shares	20,850,000
Warrant liabilities | Public warrants and forward purchase warrants | Redemption of warrants when price per share of perfect class A ordinary shares equals or exceeds 18.00
Financial instruments
Class of warrant or right redemption of warrants or rights stock price trigger (in dollars per share)	$ 18.00
Class of warrant or right redemption price of warrants or rights (in dollars per share)	$ 0.01
Class of warrant or right minimum threshold written notice period for redemption of warrants	30 days
Class of warrant or right redemption of warrants or rights threshold trading days	20 days
Class of warrant or right redemption of warrants or rights threshold consecutive trading days	30 days
Threshold number of business days before sending notice of redemption to warrant holders	3 days
Warrant liabilities | Public warrants and forward purchase warrants | Redemption of warrants when price per share of Class A ordinary shares equals or exceeds 10.00
Financial instruments
Class of warrant or right redemption price of warrants or rights (in dollars per share)	$ 0.10
Class of warrant or right minimum threshold written notice period for redemption of warrants	30 days
Warrant liabilities | Class A ordinary shares
Financial instruments
Number of shares called by each warrant (in shares) | shares	1
Exercise price of warrants (in USD per share)	$ 11.50
Warrant liabilities | Perfect class A ordinary shares | Public warrants
Financial instruments
Number of shares called by each warrant (in shares) | shares	1